Basis of Presentation	12 Months Ended
Dec. 31, 2011
Nature of Business and Basis of Presentation [Abstract]
Basis of presentation
3.	Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Factors affecting the comparability of the consolidated financial statements - push-down accounting - The Company has accounted for the Recapitalization Transactions using push-down accounting for the acquisition of the Company by the Group of Investors. This resulted in the adjustment of all net assets to their respective fair values as of the Acquisition Date.

Although Satmex continued as the same legal entity after the Recapitalization Transactions, the application of push-down accounting represents the termination of the old accounting entity and the creation of a new one. As a result, the accompanying consolidated balance sheets, statements of operations, stockholders’ equity and cash flows are presented for two periods: Predecessor and Successor, which relate to the period preceding the Recapitalization Transaction and the periods succeeding the Recapitalization Transaction, respectively. The Company refers to the operations of Satmex and subsidiaries for both the Predecessor and Successor periods.

Accordingly, the Successor Company presentation is not comparable to the Predecessor Company presentation due to the different basis of accounting.

Consolidation of financial statements - The consolidated financial statements include the financial statements of Satmex and those of its subsidiaries. The financial statements of the subsidiaries are consolidated from their respective dates of acquisition or incorporation. All intercompany transactions and balances have been eliminated in consolidation.

The activities of the entities in the consolidated group are described below:

Company	Ownership percentage	Activity

Enlaces Integra, S. de R.L. de C.V. (“Enlaces”)	75.00%	Acquired on November 30, 2006. Enlaces offers private networks for voice, video and data as well as other value-added satellite services in Mexico.

HPS Corporativo S. de R. L. de C. V. (“HPS”)	99.97%	Incorporated on December 20, 2007 to provide administrative services exclusively to Enlaces. It is owned 99.97% by Enlaces and 0.03% by Satmex USA.

Alterna’TV Corporation (“Alterna’TV Corp.”)	100.00%	Incorporated on December 19, 2008, to be a vehicle to contract the procurement of the Satmex 7 satellite.

Alterna’TV International Corporation (“Alterna’TV Int.”)	100.00%	Incorporated on May 21, 2009. This entity is engaged in programming distribution services, primarily in the United States of America.

SMVS Administración, S. de R. L. de C. V. and SMVS Servicios Técnicos, S. de R. L. de C. V. (“Service Companies”)	99.97%	Incorporated on June 30, 2006, to provide administrative and operating services exclusively to Satmex.

Satmex U.S.A., LLC (“Satmex USA”)	100.00%	Incorporated on August 4, 2011. This entity holds the non-controlling interests related to the Service Companies.

Satmex Escrow, S. A. de C. V., (“Escrow”) was incorporated on March 8, 2011 solely to act as the issuer of the Senior Secured Notes and was merged into Satmex on May 26, 2011. Satmex assumed all of Escrow’s obligations.

Foreign currency transactions - For U.S. GAAP reporting purposes, the Company maintains separate accounting records in its functional currency, the U.S. dollar. Transactions denominated in Mexican pesos and other foreign currencies are recorded at the rate of exchange in effect at the date of the transactions. Monetary assets and liabilities denominated in Mexican pesos and other foreign currencies are converted into the Company’s functional currency at the rate of exchange in effect at the balance sheet date (Mexican pesos per one U.S. dollar as of December 31, 2011 and 2010, were $13.9787 and $12.3571, respectively), with the resulting effect included in other (expense) income within results of operations.

Fresh-start reporting in 2006 - Satmex went through a reorganization process in 2006, and adopted fresh-start reporting as of November 30, 2006. Reorganization adjustments were made on that date in the consolidated financial information to reflect the effects of agreements in accordance with the confirmation order and to reflect adoption of fresh-start reporting. These adjustments reflected the relative fair values the Company’s assets and liabilities on the effective date of that reorganization. As a result of Satmex’s emergence from Chapter 11 of the United States Federal Bankruptcy Law, for financial reporting purposes a new economic entity was established with respect to Satmex and its subsidiaries; however, each of the legal entities preserved its rights and responds to its obligations individually in accordance with Mexican laws.